Non-current financial debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of components of non-current financial debts [line items]
Straight bonds	$ 25,283	$ 22,957
Liabilities to banks and other institutions	285	539
Finance lease obligations	92	87
Total including current portion of non-current financial debt	25,660	23,583
Less current portion of non-current financial debt	(3,190)	(359)
Total non-current financial debts	$ 22,470	$ 23,224
Average interest rate on loans received	0.30%	0.30%
Ratio fixed rate financial debt to total financial debt	80.00%	82.00%
Average interest rate on borrowings	2.70%	2.60%